CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2019
CREDIT FACILITY
Summary of the Company's Revolving Facility

Revolving Facility
Balance at December 31, 2017	$—
Proceeds	23,618
Repayment	(7,203)
Foreign exchange movement	365
Balance at December 31, 2018	16,780
Proceeds	82,284
Repayment	(7,085)
Foreign exchange movement	(2,362)
Balance at December 31, 2019	$89,617